Long-term Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of long-term incentive plan [abstract]
Schedule of long-term incentive plan

	United States Dollar
Figures in millions unless otherwise stated	2025	2024

Opening balance	51.0	78.9
Charge to income statement	43.2	14.5
Derecognition of Gruyere previously held interest - 50%[1]	(1.3)	—
Gold Road acquisition through business combination - 100%[1]	1.8	—
Payments	(33.2)	(38.2)
Translation adjustment	3.0	(4.2)
Balance at end of the year[2,3]	64.5	51.0
Current portion of long-term incentive plan	(44.1)	(31.0)
Non-current portion of long-term incentive plan	20.4	20.0
[1]Refer to notes 18.3 and 19 for details of the Gold Road acquisition.
[2]Senior and middle management were granted awards under the LTIP during 2023 and 2024. At the Annual General Meeting on 28 May 2025, shareholders approved the adoption of the Gold Fields Limited 2025 share incentive plan to replace the LTIP.  The performance conditions of the LTIP were approved annually by the
Remuneration Committee. Performance conditions were based on the same conditions as the share-based payments plan. The expected timing of the cash outflows in respect of each grant is at the end of three years after the original award was made.
[3]The value of instruments granted during the years ended 31 December 2024 and 2023 were valued using the Monte Carlo simulation model:

Schedule of detail of fair value of long term incentive plan

	2024	2023

The inputs to the model for instruments granted during the year were as follows:
– weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	52.6%	51.0%
– expected term (years)	3 years	3 years
– dividend yield*	n/a	n/a
– average three-year risk free interest rate (based on US interest rates)	3.9%	2.6%
– weighted average fair value (United States dollars)	14.1	9.8

*There is no dividend yield applied to the Monte Carlo simulation model as the performance conditions follow a total shareholder return method.